Intangible assets, net (Schedule of Amortization Expenses Related to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Intangible assets, net
2021	$ 182
2022	44
2023	40
2024	30
2025	30
2026 and thereafter	$ 120